Deferred tax assets and liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities
Carry-forward tax losses	€ 25,932
Carry-forward tax losses indefinitely	19,656
Deferred tax assets	€ 8,790	€ 8,546
Tax rate	24.00%	24.00%	24.00%
Accumulated impairment
Deferred tax assets and liabilities
Increase (decrease) in deferred tax liability (asset)	€ (2,434)
Italy
Deferred tax assets and liabilities
Carry-forward tax losses	€ 14,000
Tax rate	24.00%
Italy | Accumulated impairment
Deferred tax assets and liabilities
Deferred tax assets	€ 3,951
Italy | Unused tax losses
Deferred tax assets and liabilities
Deferred tax assets	3,360
Foreign (outside Italy)
Deferred tax assets and liabilities
Carry-forward tax losses	€ 11,932
Tax rate	28.40%
Foreign (outside Italy) | Accumulated impairment
Deferred tax assets and liabilities
Deferred tax assets	€ 2,219
Foreign (outside Italy) | Unused tax losses
Deferred tax assets and liabilities
Deferred tax assets	€ 3,392